UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman and Chief Financial Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  May 1, 2012
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:43 Data Records

Form 13F Information Table Value Total:$364,803
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$151
4,595
SH

DEFINED

0
4,595
0
American Express Company
Common
009988572
$13,811
238,690
SH

SOLE
NONE
238,690
0
0
American Express Company
Common
009988572
$7,790
134,630
SH

DEFINED

0
134,630
0
Anixter International Inc
Common
001144693
$10,481
144,510
SH

SOLE
NONE
144,510
0
0
Anixter International Inc
Common
001144693
$6,067
83,655
SH

DEFINED

0
83,655
0
Bunge Limited
Common
013317810
$4,557
66,580
SH

SOLE
NONE
66,580
0
0
Bunge Limited
Common
013317810
$2,503
36,570
SH

DEFINED

0
36,570
0
Coach, Inc
Common
011894461
$16,109
208,455
SH

SOLE
NONE
208,455
0
0
Coach, Inc
Common
011894461
$10,637
137,645
SH

DEFINED

0
137,645
0
Cognizant Technology Solutions Corporation
Common
011551521
$11,471
149,070
SH

SOLE
NONE
149,070
0
0
Cognizant Technology Solutions Corporation
Common
011551521
$6,163
80,085
SH

DEFINED

0
80,085
0
Danaher Corp
Common
009962131
$14,301
255,370
SH

SOLE
NONE
255,370
0
0
Danaher Corp
Common
009962131
$7,212
128,785
SH

DEFINED

0
128,785
0
Dover Corp
Common
009974121
$10,083
160,200
SH

SOLE
NONE
160,200
0
0
Dover Corp
Common
009974121
$5,306
84,310
SH

DEFINED

0
84,310
0
EMC Corporation
Common
009720308
$145
4,850
SH

DEFINED

0
4,850
0
H.B. Fuller Co.
Common
011491367
$11,066
337,072
SH

SOLE
NONE
337,072
0
0
H.B. Fuller Co.
Common
011491367
$6,157
187,535
SH

DEFINED

0
187,535
0
Honeywell International Inc
Common
010534801
$10,618
173,920
SH

SOLE
NONE
173,920
0
0
Honeywell International Inc
Common
010534801
$5,779
94,655
SH

DEFINED

0
94,655
0
JP Morgan Chase & Co
Common
012271654
$10,870
236,410
SH

SOLE
NONE
236,410
0
0
JP Morgan Chase & Co
Common
012271654
$5,917
128,695
SH

DEFINED

0
128,695
0
Jacobs Engineering Group Inc
Common
011768741
$8,379
188,840
SH

SOLE
NONE
188,840
0
0
Jacobs Engineering Group Inc
Common
011768741
$4,603
103,735
SH

DEFINED

0
103,735
0
Johnson & Johnson
Common
009722513
$11,425
173,205
SH

SOLE
NONE
173,205
0
0
Johnson & Johnson
Common
009722513
$6,924
104,975
SH

DEFINED

0
104,975
0
Praxair Inc.
Common
009967419
$14,884
129,835
SH

SOLE
NONE
129,835
0
0
Praxair Inc.
Common
009967419
$8,697
75,867
SH

DEFINED

0
75,867
0
Qualcomm Inc
Common
009830880
$11,490
168,920
SH

SOLE
NONE
168,920
0
0
Qualcomm Inc
Common
009830880
$6,202
91,180
SH

DEFINED

0
91,180
0
Resmed
Common
011540066
$10,901
352,665
SH

SOLE
NONE
352,665
0
0
Resmed
Common
011540066
$6,256
202,400
SH

DEFINED

0
202,400
0
TJX Companies Inc
Common
009961968
$16,381
412,510
SH

SOLE
NONE
412,510
0
0
TJX Companies Inc
Common
009961968
$8,834
222,475
SH

DEFINED

0
222,475
0
Varian Medical Systems Inc
Common
011489389
$11,837
171,655
SH

SOLE
NONE
171,655
0
0
Varian Medical Systems Inc
Common
011489389
$6,473
93,865
SH

DEFINED

0
93,865
0
Wabtec Corp
Common
011540104
$13,100
173,810
SH

SOLE
NONE
173,810
0
0
Wabtec Corp
Common
011540104
$7,414
98,365
SH

DEFINED

0
98,365
0
World Fuel Services Corporation
Common
013009899
$9,781
238,550
SH

SOLE
NONE
238,550
0
0
World Fuel Services Corporation
Common
013009899
$5,379
131,190
SH

DEFINED

0
131,190
0
Yum! Brands Inc
Common
014856862
$13,879
194,990
SH

SOLE
NONE
194,990
0
0
Yum! Brands Inc
Common
014856862
$4,735
66,520
SH

DEFINED

0
66,520
0
Total SA - Spon ADR
ADR
010107385
$35
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
43 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED